PAINEWEBBER OFFERS A FAMILY OF 22 MUTUAL
FUNDS WHICH ENCOMPASS A DIVERSIFIED
RANGE OF INVESTMENT GOALS. INVESTORS
MAY EXCHANGE THEIR FUND SHARES WITH
OTHER FUNDS WITHIN THE FAMILY.

PAINEWEBBER AND MITCHELL
HUTCHINS/KIDDER, PEABODY
MUTUAL FUNDS

INCOME FUNDS
 . PW GLOBAL INCOME FUND

 . PW HIGH INCOME FUND

 . PW INVESTMENT GRADE INCOME FUND
                                                         MITCHELL HUTCHINS/
 . PW LOW DURATION U.S. GOVERNMENT INCOME FUND
                                                         KIDDER, PEABODY
 . PW STRATEGIC INCOME FUND
                                                         ASSET ALLOCATION
 . PW U.S. GOVERNMENT INCOME FUND
                                                         FUND
TAX-FREE INCOME FUNDS
 . PW CALIFORNIA TAX-FREE INCOME FUND

 . PW MUNICIPAL HIGH INCOME FUND

 . PW NATIONAL TAX-FREE INCOME FUND

 . PW NEW YORK TAX-FREE INCOME FUND

GROWTH FUNDS
 . MH/KP EMERGING MARKETS EQUITY FUND

 . MH/KP SMALL CAP GROWTH FUND

 . PW CAPITAL APPRECIATION FUND

 . PW GLOBAL EQUITY FUND

 . PW GROWTH FUND

 . PW REGIONAL FINANCIAL GROWTH FUND

 . PW SMALL CAP VALUE FUND

GROWTH AND INCOME FUNDS
 . MH/KP ASSET ALLOCATION FUND

 . PW BALANCED FUND

 . PW GROWTH AND INCOME FUND

 . PW UTILITY INCOME FUND
                                                   ANNUAL REPORT
PAINEWEBBER MONEY MARKET FUND                      August 31, 1995


------------------

(C)1995 PaineWebber Incorporated

[LOGO]      Printed on
            Recycled Paper

--------------------------------------------------------------------------------

                                                                October 16, 1995

Dear Shareholder,

    The Fund's total return for the year ended August 31, 1995, without deducting sales charges, was 18.43% for Class A shares, 17.57% for Class B shares and 18.79% for Class C shares. The Fund's total return for this period, after deducting the maximum applicable sales charges, was 13.10% for Class A shares, 16.57% for Class B shares and 18.79% for Class C shares. According to Lipper Analytical Services, Inc., an independent mutual fund monitor, the average return for this time period for the Flexible Portfolio Funds Peer Group, in which your Fund is included, was 14.74%. The Fund's Class A, B and C shares were ranked 24, 31 and 20, respectively, of 141 funds in the peer group for the year ended August 31, 1995.(1) Please refer to page 6 in this report for complete total return information for the Fund. The Standard & Poor's 500 Stock Index ("S&P 500 Index") returned 21.42% for the same time period. Please keep in mind that the index is unmanaged and does not reflect the deduction of management fees and other fund costs. The maximum potential benefit from the Fund, as from any allocation strategy, will be realized over full market cycles which include periods of declining as well as rising equity prices.

ECONOMIC OVERVIEW

    During the year ended August 31, 1995, the pace of U.S. economic growth slowed, as consumer spending declined significantly from 1994 levels, and markets for new and existing homes were sluggish until the close of the twelve-month period, despite historically attractive mortgage rates. This slowdown was in response to the Federal Reserve Board's increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board raised the Federal Funds rate to 6.0%, and effectively doubled short-term interest rates in twelve months.

    Besides concerns over the strength of the recovery, news concerning the economy centered around debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve is winning its war against inflation is becoming increasingly widespread. On July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy from restrictive toward neutral.



------------
(1) Used with permission. Returns and rankings calculated by Lipper Analytical Services Inc. do not reflect the deduction of sales charges and would be different if sales charges were included. Lipper returns differ slightly from the Fund's actual returns because of the calculation method used.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    After a 13-month long correction in the wake of the Fed's monetary tightening policy, interest rates trended lower and the bond market rallied from mid-November throughout the first half of 1995. The U.S. stock market has also rallied strongly during 1995, pushing the popular Dow Jones Industrial Average and S&P 500 indices to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to show signs of recovery in August. Although the U.S. economy appears to have been basically flat in the second quarter, the second half of 1995 should show signs of further, albeit slower, growth.

PORTFOLIO REVIEW

    The Fund employs a disciplined, model based approach to calculate expected returns for U.S. stocks, bonds and cash. The expected return of the broad U.S. stock market is then compared with that of a risk-free asset (i.e., the one-year Treasury bill). When the stock market's expected incremental return, the "equity risk premium," is low compared to its long-run average, the Fund's asset allocation strategy calls for reducing the portfolio's exposure to stocks, and shifts the assets to the 5-year maturity U.S. Treasury note or Treasury bills, depending upon whether the risk premium available from bonds is above or below its long-run risk premium of 0.5%.

    During the twelve months ended August 31, 1995, the Fund remained primarily invested in stocks included in the S&P 500 Index. In December 1994, based on the Fund's asset allocation model, 25% of the Fund's net assets were invested in 5-year U.S. Treasury notes. Despite the bond market rally, on an absolute return basis bonds did not perform as well as stocks. In March 1995, the equity risk premium moved above 5.5%, and the Fund returned to being fully invested in stocks included in the S&P 500 Index.

    The equity risk premium, hovering around 6.37%, remains above the 5.5% hurdle rate required for the strategy to be fully invested in the equity market. The equity risk premium has benefitted from a decline in the yield on the one-year Treasury bill, as well as from a relatively stable outlook for corporate earnings. The bond risk premium, now around 0.44%, indicates that cash is preferred to bonds. A risk premium below 0.5% suggests that investors would not be sufficiently rewarded for extending maturity at the current time.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The charts below provide a history of the equity risk premium and bond risk premium going back to 1984.



                                        History of the Equity Risk Premium
                                        (Using 1-Year Treasury Bill Yield)
                                                   1984-1995

________________________________________________________________________________________________

Jan-84   5.30%  Jan-85   5.91%  Jan-86   5.53%  Jan-87   5.56%  Jan-88   5.77%  Jan-89   3.41%
Feb-84   5.01%  Feb-85   4.68%  Feb-86   5.38%  Feb-87   5.51%  Feb-88   5.71%  Feb-89   3.15%
Mar-84   4.36%  Mar-85   5.01%  Mar-86   5.50%  Mar-87   5.29%  Mar-88   5.83%  Mar-89   2.88%
Apr-84   4.00%  Apr-85   5.51%  Apr-86   5.27%  Apr-87   4.96%  Apr-88   5.48%  Apr-89   3.36%
May-84   3.23%  May-85   6.31%  May-86   4.85%  May-87   4.70%  May-88   4.91%  May-89   3.57%
Jun-84   3.35%  Jun-85   6.60%  Jun-86   5.30%  Jun-87   4.68%  Jun-88   5.13%  Jun-89   4.35%
Jul-84   4.43%  Jul-85   6.30%  Jul-86   5.65%  Jul-87   4.60%  Jul-88   4.75%  Jul-89   4.54%
Aug-84   3.82%  Aug-85   6.24%  Aug-86   6.19%  Aug-87   4.10%  Aug-88   4.50%  Aug-89   3.92%
Sep-84   4.48%  Sep-85   6.63%  Sep-86   6.39%  Sep-87   3.52%  Sep-88   4.50%  Sep-89   3.81%
Oct-84   5.56%  Oct-85   6.49%  Oct-86   6.18%  Oct-87   5.60%  Oct-88   4.50%  Oct-89   4.60%
Nov-84   5.70%  Nov-85   6.27%  Nov-86   6.04%  Nov-87   5.92%  Nov-88   4.13%  Nov-89   4.69%
Dec-84   6.19%  Dec-85   5.61%  Dec-86   5.97%  Dec-87   5.52%  Dec-88   3.65%  Dec-89   4.41%

_______________________________________________________________________________________________

Jan-90   4.63%  Jan-91   5.97%  Jan-92   7.97%  Jan-93   8.61%  Jan-94   7.91%  Jan-95   5.32%
Feb-90   4.59%  Feb-91   5.78%  Feb-92   7.84%  Feb-93   8.39%  Feb-94   7.65%  Feb-95   5.65%
Mar-90   4.28%  Mar-91   5.84%  Mar-92   7.81%  Mar-93   8.29%  Mar-94   7.43%  Mar-95   5.52%
Apr-90   4.25%  Apr-91   6.24%  Apr-92   7.90%  Apr-93   8.36%  Apr-94   6.80%  Apr-95   5.74%
May-90   4.23%  May-91   5.96%  May-92   7.90%  May-93   7.89%  May-94   6.53%  May-95   6.21%
Jun-90   4.41%  Jun-91   5.86%  Jun-92   7.97%  Jun-93   7.96%  Jun-94   6.55%  Jun-95   6.39%
Jul-90   4.68%  Jul-91   5.98%  Jul-92   8.32%  Jul-93   8.03%  Jul-94   6.67%  Jul-95   6.29%
Aug-90   5.06%  Aug-91   6.35%  Aug-92   8.58%  Aug-93   7.98%  Aug-94   6.35%  Aug-95   6.37%
Sep-90   5.18%  Sep-91   6.70%  Sep-92   8.93%  Sep-93   8.02%  Sep-94   5.99%
Oct-90   5.55%  Oct-91   7.09%  Oct-92   8.46%  Oct-93   7.95%  Oct-94   5.93%
Nov-90   5.47%  Nov-91   7.71%  Nov-92   8.17%  Nov-93   7.82%  Nov-94   5.40%
Dec-90   5.74%  Dec-91   7.82%  Dec-92   8.43%  Dec-93   7.80%  Dec-94   5.08%


                                        History of the Bond Risk Premium
                                                    1984-1995

_______________________________________________________________________________________________

Jan-84   1.57%  Jan-85   1.72%  Jan-86   1.13%  Jan-87   0.91%  Jan-88   1.19%  Jan-89  -0.04%
Feb-84   1.62%  Feb-85   1.80%  Feb-86   0.73%  Feb-87   0.94%  Feb-88   1.09%  Feb-89  -0.08%
Mar-84   1.35%  Mar-85   1.82%  Mar-86   0.73%  Mar-87   0.97%  Mar-88   1.30%  Mar-89  -0.23%
Apr-84   1.41%  Apr-85   1.85%  Apr-86   0.84%  Apr-87   1.38%  Apr-88   1.24%  Apr-89  -0.19%
May-84   1.46%  May-85   1.75%  May-86   1.31%  May-87   1.41%  May-88   1.10%  May-89  -0.24%
Jun-84   1.40%  Jun-85   1.94%  Jun-86   1.16%  Jun-87   1.34%  Jun-88   0.96%  Jun-89  -0.19%
Jul-84   0.87%  Jul-85   1.92%  Jul-86   1.13%  Jul-87   1.47%  Jul-88   0.93%  Jul-89  -0.22%
Aug-84   0.78%  Aug-85   1.76%  Aug-86   1.17%  Aug-87   1.38%  Aug-88   0.73%  Aug-89   0.05%
Sep-84   1.00%  Sep-85   1.76%  Sep-86   1.37%  Sep-87   1.33%  Sep-88   0.54%  Sep-89  -0.13%
Oct-84   1.30%  Oct-85   1.58%  Oct-86   1.15%  Oct-87   1.73%  Oct-88   0.33%  Oct-89   0.01%
Nov-84   1.51%  Nov-85   1.28%  Nov-86   0.93%  Nov-87   1.41%  Nov-88   0.33%  Nov-89   0.16%
Dec-84   1.83%  Dec-85   0.96%  Dec-86   0.92%  Dec-87   1.24%  Dec-88   0.18%  Dec-89   0.13%

_______________________________________________________________________________________________

Jan-90   0.37%  Jan-91   1.24%  Jan-92   2.29%  Jan-93   2.23%  Jan-94   1.52%  Jan-95   0.75%
Feb-90   0.47%  Feb-91   1.26%  Feb-92   2.29%  Feb-93   1.93%  Feb-94   1.62%  Feb-95   0.70%
Mar-90   0.42%  Mar-91   1.42%  Mar-92   2.43%  Mar-93   1.96%  Mar-94   1.81%  Mar-95   0.61%
Apr-90   0.53%  Apr-91   1.70%  Apr-92   2.61%  Apr-93   1.90%  Apr-94   1.56%  Apr-95   0.58%
May-90   0.43%  May-91   1.53%  May-92   2.39%  May-93   1.74%  May-94   1.40%  May-95   0.28%
Jun-90   0.43%  Jun-91   1.63%  Jun-92   2.25%  Jun-93   1.61%  Jun-94   1.46%  Jun-95   0.37%
Jul-90   0.49%  Jul-91   1.59%  Jul-92   2.25%  Jul-93   1.63%  Jul-94   1.37%  Jul-95   0.54%
Aug-90   0.85%  Aug-91   1.63%  Aug-92   2.17%  Aug-93   1.42%  Aug-94   1.25%  Aug-95   0.44%
Sep-90   0.85%  Sep-91   1.51%  Sep-92   2.27%  Sep-93   1.42%  Sep-94   1.35%
Oct-90   0.86%  Oct-91   1.68%  Oct-92   2.40%  Oct-93   1.38%  Oct-94   1.33%
Nov-90   0.67%  Nov-91   1.86%  Nov-92   2.45%  Nov-93   1.53%  Nov-94   0.92%
Dec-90   0.91%  Dec-91   1.84%  Dec-92   2.45%  Dec-93   1.62%  Dec-94   0.68%


Source:  Mitchell Hutchins Asset Management Inc.
(2) Intermediate-term (five-year) Treasury note.

________________________________________________________________________________

OUTLOOK

    Despite the slowing in the pace of economic growth during the year, corporate profits continued to exhibit strength. However, the earnings strength corporate America experienced over the past year is facing stiff challenges. They include a strengthening dollar, a slow down in world-wide economic growth and increasingly tough comparisons. If the corporate earnings outlook undergoes a material downward adjustment, the allocation process will shift Fund assets into a lesser exposure to stocks and an allocation to 5-year U.S. Treasury notes or 30-day U.S. Treasury bills. However, significant further declines in short-term rates could mitigate or eliminate the extent of the reallocation.

    Effective November 1, 1995, the Fund's name is changing to PaineWebber Tactical Allocation Fund. The Fund's investment policies, objective and manager remain unchanged.

    We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,


/s/ FRANK P.L. MINARD                        /s/ T. KIRKHAM BARNEBY

FRANK P.L. MINARD                            T. KIRKHAM BARNEBY
Chairman                                     Managing Director and Chief
Mitchell Hutchins Asset Management, Inc.     Investment Officer--Quantitative Services,
                                                  Mitchell Hutchins Asset management, Inc.


Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------
Comparison of Change in Value of $10,000 Investment in the Fund and the Standard & Poor's 500 Index
--------------------------------------------------------------------------------

The following graph depicts the performance of the Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund, versus the Standard & Poor's 500 Index. It is important to note the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

                                      7/22/92     2/93      8/93      2/94      8/94      2/95      8/95
MH/KP Asset Allocation Fund; Class B  $10,000   $10,868   $11,374   $11,516   $11,767   $11,974   $13,834
S&P 500 Index                         $10,000   $10,605   $11,243   $11,484   $11,862   $12,335   $14,404


--------------------------------------------------------------------------------

Past performance is not predictive of future performance.

The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL RETURN

                                                                                       % RETURN AFTER DEDUCTING
                                      % RETURN WITHOUT SALES CHARGE                      MAXIMUM SALES CHARGE
                                   -----------------------------------            -----------------------------------
                                                  CLASS                                          CLASS
                                   -----------------------------------            -----------------------------------
                                    A*             B**           C***              A*             B**           C***
---------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 08/31/95       18.43%         17.57%         18.79%           13.10%         16.57%         18.79%
---------------------------------------------------------------------------------------------------------------------
Commencement of  Operations+
  Through 08/31/95                 11.98          11.00          12.28             9.76          11.00          12.28
---------------------------------------------------------------------------------------------------------------------

  * Effective July 3, 1995, the Board of Directors voted to reduce the maximum sales charge for Class A shares to 4.50% from 5.75% of the public offering price. This reduction is reflected in the above returns. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 1% and is reduced to 0% after 1 year. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Class C shares are sold without initial or contingent deferred sales charges and are available exclusively to certain eligible participants.

  + Commencement of operations dates are May 10, 1993, July 22, 1992 and May 10,
    1993 for Class A, Class B and Class C shares, respectively.

    The data above represents past performance of the Fund's shares, which is not predictive of future performance.

    The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS (UNAUDITED)

                                                                TOTAL RETURN1
                           NET ASSET VALUE             -------------------------------
                   -------------------------------       12 MONTHS         6 MONTHS
                                                           ENDED             ENDED
                   08/31/95    02/28/95    08/31/94      08/31/95          08/31/95
--------------------------------------------------------------------------------------

Class A Shares     $14.86      $12.90      $13.78          18.43%            16.01%
--------------------------------------------------------------------------------------

Class B Shares      14.87       12.92       13.78          17.57             15.54
--------------------------------------------------------------------------------------

Class C Shares      14.88       12.92       13.79          18.79             16.10
--------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                         TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID     RETURN1
-------------------------------------------------------------------------------------------

05/10/93-12/31/93      $ 12.90      $13.49        $ 0.044            $0.198           6.48%
-------------------------------------------------------------------------------------------

1994                     13.49      12.20           0.972             0.234          (0.59)
-------------------------------------------------------------------------------------------

01/01/95-08/31/95        12.20      14.86             --              0.098          22.67
-------------------------------------------------------------------------------------------

                                    Total:        $ 1.016            $0.530
-------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURN AS OF 08/31/95: 29.85%
-------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                         TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID     RETURN1
-------------------------------------------------------------------------------------------

07/22/92-12/31/92      $ 12.00      $12.72        $ 0.002            $0.079           6.67%
-------------------------------------------------------------------------------------------

1993                     12.72      13.51           0.044             0.134           7.64
-------------------------------------------------------------------------------------------

1994                     13.51      12.23           0.972             0.130          (1.28)
-------------------------------------------------------------------------------------------

01/01/95-08/31/95        12.23      14.87             --              0.053          22.06
-------------------------------------------------------------------------------------------

                                    Total:        $ 1.018            $0.396
-------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURN AS OF 08/31/95: 38.35%
-------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS C SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                         TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID     RETURN1
-------------------------------------------------------------------------------------------

05/10/93-12/31/93      $ 12.90      $13.50        $ 0.044            $0.210           6.65%
-------------------------------------------------------------------------------------------

1994                     13.50      12.21           0.972             0.276          (0.28)
-------------------------------------------------------------------------------------------

01/01/95-08/31/95        12.21      14.88             --              0.111          22.85
-------------------------------------------------------------------------------------------

                                    Total:        $ 1.016            $0.597
-------------------------------------------------------------------------------------------

                                             CUMULATIVE TOTAL RETURN AS OF 08/31/95: 30.66%
-------------------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date and do not include sales charges; results would be lower for Class A and Class B shares if sales charges were included.

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--99.19%
AEROSPACE--1.22%
     4,300  Boeing Co. .............................................................  $   274,125
     1,000  General Dynamics........................................................       52,625
     2,530  Lockheed Martin Corp. ..................................................      154,014
     1,500  McDonnell Douglas Corp. ................................................      120,375
       700  Northrop Grumman Corp. .................................................       42,612
                                                                                      -----------
                                                                                          643,751
                                                                                      -----------
AGRICULTURE/FOOD--4.18%
     6,982  Archer-Daniels-Midland..................................................      116,080
     3,200  Campbell Soup Co. ......................................................      146,400
     3,100  Conagra, Inc. ..........................................................      117,413
     1,800  CPC International.......................................................      113,175
     2,100  General Mills Inc. .....................................................      108,412
     3,100  Heinz (H.J.) & Co. .....................................................      131,363
     1,000  Hershey Foods Corp. ....................................................       59,875
     2,800  Kellogg Co. ............................................................      189,000
    10,500  Phillip Morris Companies Inc. ..........................................      783,562
     1,200  Pioneer Hi Bred International Inc. .....................................       51,600
     1,800  Quaker Oats Co. ........................................................       62,550
     2,000  Unilever N.V. ..........................................................      247,250
     1,600  Wrigley (Wm) Jr. Co. ...................................................       72,200
                                                                                      -----------
                                                                                        2,198,880
                                                                                      -----------
AIR TRANSPORT--0.45%
     1,000  AMR Corp.*..............................................................       70,500
       700  Delta Air Lines, Inc. ..................................................       52,063
       800  Federal Express Corp.*..................................................       57,400
     2,000  Southwest Airlines......................................................       51,750
       500  US Air Group, Inc.*.....................................................        4,062
                                                                                      -----------
                                                                                          235,775
                                                                                      -----------
ALUMINUM--0.54%
     3,000  Alcan Aluminum Ltd. ....................................................       97,875
     2,300  Aluminum Company of America.............................................      131,388
       900  Reynolds Metals.........................................................       53,775
                                                                                      -----------
                                                                                          283,038
                                                                                      -----------
APPAREL/TEXTILES--0.66%
       600  Liz Claiborne, Inc. ....................................................       13,650
       700  Nike, Inc. Class B......................................................       64,837
     1,200  Reebok International Ltd. ..............................................       42,600
       100  Russell Corp. ..........................................................        2,750
     6,100  Sara Lee Corp. .........................................................      169,275
     1,000  V.F. Corp. .............................................................       54,750
                                                                                      -----------
                                                                                          347,862
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

BANKS--6.26%
     5,027  Banc One Corporation....................................................  $   169,033
     4,700  Bank America Corp. .....................................................      265,550
     1,500  Bank of Boston..........................................................       66,000
     1,800  Bank of New York........................................................       78,300
     1,000  Bankers Trust NY Corp. .................................................       68,875
     1,300  Barnett Banks Fla., Inc. ...............................................       74,263
     1,600  Boatman's Bancshares....................................................       59,200
     2,300  Chase Manhattan Corp. ..................................................      132,250
     3,000  Chemical Banking Corp. .................................................      174,750
     5,000  Citicorp................................................................      331,875
     1,900  Corestates Financial Corp. .............................................       70,300
     1,200  First Chicago Corp. ....................................................       76,050
     1,100  First Fidelity Bancorp..................................................       71,912
     1,000  First Interstate Bancorp................................................       95,500
     2,200  First Union Corp. ......................................................      110,275
     1,900  Fleet Financial Group...................................................       70,300
     3,140  KeyCorp New*............................................................       97,340
     1,950  Mellon Bank Corp. ......................................................       92,381
     2,300  Morgan (JP) & Co., Inc. ................................................      167,613
     2,000  National City Corp. ....................................................       59,500
     3,400  Nationsbank Corp. ......................................................      208,675
     2,200  NBD Bancorp.............................................................       78,650
     4,000  Norwest Corp. ..........................................................      120,500
     3,100  PNC Bank Corp. .........................................................       81,375
     1,700  Shawmut National........................................................       55,037
     1,500  Suntrust Banks, Inc. ...................................................       92,063
     1,500  US Bancorp, Inc. .......................................................       42,937
     2,800  UST, Inc. ..............................................................       76,300
     2,300  Wachovia Corp. .........................................................       91,425
       600  Wells Fargo and Co. ....................................................      111,825
                                                                                      -----------
                                                                                        3,290,054
                                                                                      -----------
BEVERAGES--2.85%
     9,900  Pepsico, Inc. ..........................................................      447,975
    15,800  The Coca-Cola Co. ......................................................    1,015,150
     1,800  Whitman Corp. ..........................................................       36,225
                                                                                      -----------
                                                                                        1,499,350
                                                                                      -----------
BUSINESS MACHINES--4.36%
     1,400  Amdahl Corp. ...........................................................       12,775
     1,600  Apple Computer..........................................................       68,800
       100  Cabletron Systems*......................................................        5,288
     3,500  Cisco Systems, Inc.*....................................................      229,687
     3,400  Compaq Computer Corp.*..................................................      162,350
       200  Cray Research Inc.*.....................................................        4,650
       500  Data General*...........................................................        4,875
     2,000  Digital Equipment Corp.*................................................       83,500

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

BUSINESS MACHINES--(concluded)
     6,500  Hewlett-Packard Co. ....................................................  $   520,000
     7,200  International Business Machines.........................................      744,300
     2,100  Pitney Bowes............................................................       85,313
     2,000  Silicon Graphics, Inc.*.................................................       84,500
     1,300  Sun Microsystems, Inc.*.................................................       75,237
     1,900  Tandem Computers, Inc.*.................................................       23,275
     2,500  Unisys Corp.*...........................................................       20,000
     1,400  Xerox Corp.*............................................................      169,050
                                                                                      -----------
                                                                                        2,293,600
                                                                                      -----------
CHEMICALS--3.90%
     1,500  Air Products and Chemicals, Inc. .......................................       80,438
     3,600  Allied-Signal Inc. .....................................................      159,750
       300  Ashland Incorporated....................................................        9,825
       800  Avery Dennison Corp. ...................................................       32,800
     3,400  Dow Chemical Co. .......................................................      251,600
     6,800  Dupont (EI) de Nemours & Co. ...........................................      444,550
     1,100  Eastman Chemical Co. ...................................................       71,087
     1,950  Englehard Corp. ........................................................       55,088
       600  FMC Corp.*..............................................................       46,200
       600  Freeport McMoran Corp. Class B*.........................................       14,025
     1,200  Grace W.R. & Co. .......................................................       79,950
       900  Great Lakes Chemical Corp. .............................................       59,512
     1,500  Hercules, Inc. .........................................................       83,438
     1,500  Monsanto Co. ...........................................................      142,312
     2,000  Morton International, Inc. .............................................       65,000
     1,100  Nalco Chemical..........................................................       38,500
     4,300  Occidental Petroleum....................................................       93,525
     2,700  PPG Industries, Inc. ...................................................      115,425
     1,900  Praxair, Inc. ..........................................................       49,400
       900  Rohm & Haas.............................................................       53,775
       800  Sigma Aldrich...........................................................       38,400
     1,900  Union Carbide Corp. ....................................................       67,450
                                                                                      -----------
                                                                                        2,052,050
                                                                                      -----------
CONSTRUCTION--0.30%
       600  Armstrong World Industries..............................................       34,425
       100  Centex Corp. ...........................................................        2,925
       200  EG&G Incorporated Common................................................        3,800
     1,100  Fluor Corp. ............................................................       64,350
     1,400  Sherwin Williams........................................................       50,225
                                                                                      -----------
                                                                                          155,725
                                                                                      -----------
CONSUMER DURABLES--0.44%
     1,200  Black & Decker Corp. ...................................................       38,850
     2,200  Masco Corp. ............................................................       61,600
     1,800  Maytag Corp. ...........................................................       27,900

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

CONSUMER DURABLES--(concluded)
       900  Premark International Inc. .............................................  $    47,138
     1,000  Whirlpool Corp. ........................................................       54,500
       400  Zenith Electronics Corp.*...............................................        3,400
                                                                                      -----------
                                                                                          233,388
                                                                                      -----------
CONTAINERS--0.19%
     1,300  Crown Cork and Seal, Inc.*..............................................       58,500
       800  Temple-Inland, Inc. ....................................................       41,400
                                                                                      -----------
                                                                                           99,900
                                                                                      -----------
COSMETICS--1.24%
       900  Avon Products Inc. .....................................................       63,563
     8,500  Procter & Gamble Co. ...................................................      589,687
                                                                                      -----------
                                                                                          653,250
                                                                                      -----------
DOMESTIC PETROLEUM--1.05%
     2,000  Atlantic Richfield Co. .................................................      218,250
     1,800  Burlington Resources....................................................       73,125
       300  Louisiana Land & Exploration............................................       11,475
       800  Pennzoil Co. ...........................................................       35,200
     3,400  Phillips Petroleum......................................................      111,775
       400  Santa Fe Energy Resources, Inc..........................................        3,800
     3,300  Unocal Corp. ...........................................................       96,112
                                                                                      -----------
                                                                                          549,737
                                                                                      -----------
DRUGS/MEDICINE--7.30%
    10,100  Abbott Labs.............................................................      391,375
       400  Allergan, Inc. .........................................................       12,150
     1,100  Alza Corp.*.............................................................       26,125
     3,900  American Home Products..................................................      300,300
     3,400  Amgen, Inc.*............................................................      162,775
     6,300  Bristol-Meyers Squibb Co. ..............................................      432,338
     8,100  Johnson & Johnson.......................................................      558,900
     3,700  Lilly (Eli) & Co. ......................................................      302,937
    15,600  Merck & Co., Inc. ......................................................      778,050
     8,000  Pfizer Inc. ............................................................      395,000
     4,800  Schering Plough.........................................................      223,800
     2,300  Upjohn Co. .............................................................       97,463
     1,700  Warner Lambert Co. .....................................................      153,637
                                                                                      -----------
                                                                                        3,834,850
                                                                                      -----------
ELECTRONICS--4.54%
     1,400  Advanced Micro Devices, Inc.*...........................................       47,250
     2,184  AMP, Inc. ..............................................................       88,725
       525  Andrew Corp.*...........................................................       30,581
       700  Harris Corp. ...........................................................       40,338
    10,500  Intel Corp. ............................................................      644,437
     1,200  Loral Corp. ............................................................       65,700

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                   VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

ELECTRONICS--(concluded)
     2,700  Micron Technology, Inc. ................................................  $   207,562
     7,500  Motorola, Inc. .........................................................      560,625
     1,700  National Semiconductor Corp.*...........................................       48,025
     3,400  Northern Telecom Ltd. ..................................................      124,950
     1,600  Raytheon Co. ...........................................................      129,400
     2,800  Rockwell International Corp. ...........................................      125,300
       700  Scientific-Atlanta, Inc. ...............................................       14,000
       300  Tektronix, Inc. ........................................................       13,688
     2,400  Texas Instruments, Inc. ................................................      179,700
     1,100  Tyco International......................................................       65,037
                                                                                      -----------
                                                                                        2,385,318
                                                                                      -----------
FOREIGN PETROLEUM--0.08%
       800  Kerr-McGee Corp. .......................................................       44,000
                                                                                      -----------
FOREST PRODUCTS--0.07%
       120  Crown Vantage, Inc.*....................................................        2,910
     1,500  Louisiana Pacific Corp. ................................................       35,625
                                                                                      -----------
                                                                                           38,535
                                                                                      -----------
HEALTH (NONDRUGS)/HEALTHCARE--1.97%
       300  Bard C.R., Inc. ........................................................        9,300
       900  Bausch & Lomb, Inc. ....................................................       35,775
     3,800  Baxter International Inc. ..............................................      148,200
     1,000  Becton, Dickinson & Co. ................................................       56,375
       500  Beverly Enterprises, Inc.*..............................................        6,625
     1,100  Biomet, Inc.*...........................................................       17,737
     1,800  Boston Scientific Corp.*................................................       71,550
     5,385  Columbia/HCA Healthcare Corp.*..........................................      253,095
       300  Community Psychiatric CE................................................        3,525
     1,100  Manor Care, Inc. .......................................................       35,613
     1,500  Medtronic, Inc. ........................................................      141,562
       200  Millipore Corp. ........................................................        6,975
       400  St. Jude Medical........................................................       23,850
     2,600  Tenet Healthcare*.......................................................       41,275
     2,300  United Healthcare Corp. ................................................       97,175
     2,200  U.S. Healthcare, Inc....................................................       70,400
       600  U.S. Surgical...........................................................       15,225
                                                                                      -----------
                                                                                        1,034,257
                                                                                      -----------
HOTELS/RESTAURANT--1.01%
       400  Bally Entertainment Corp. ..............................................        4,850
     2,200  Darden Restaurants, Inc.*...............................................       22,550
     1,450  Harrah's Entertainment, Inc.*...........................................       46,219
       700  Hilton Hotels...........................................................       46,550
     1,800  Marriott International Inc. ............................................       63,900
     8,800  McDonalds Corp. ........................................................      321,200
       525  Promus Cos.*............................................................       10,828

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

HOTELS/RESTAURANT--(concluded)
       800  Wendy's International Inc. .............................................  $    15,700
                                                                                      -----------
                                                                                          531,797
                                                                                      -----------
INTERNATIONAL OIL--4.18%
     8,400  Chevron Corp. ..........................................................      406,350
    15,600  Exxon Corp. ............................................................    1,072,500
     5,000  Mobil Corp. ............................................................      476,250
     1,100  Oryx Energy Co. ........................................................       14,850
     3,500  Texaco, Inc. ...........................................................      226,625
                                                                                      -----------
                                                                                        2,196,575
                                                                                      -----------
IRON & STEEL--0.30%
     1,700  Bethlehem Steel Corp.*..................................................       24,863
       400  Inland Steel Industries, Inc.*..........................................       10,950
     1,200  NUCOR Corp. ............................................................       58,800
     1,100  USX-US Steel Group, Inc. ...............................................       36,025
     1,450  Worthington Industries..................................................       29,000
                                                                                      -----------
                                                                                          159,638
                                                                                      -----------
LEISURE/LUXURY--0.30%
     1,500  Brunswick Corp. ........................................................       30,188
     1,300  Hasbro, Inc. ...........................................................       42,087
     2,887  Mattel, Inc. ...........................................................       83,723
                                                                                      -----------
                                                                                          155,998
                                                                                      -----------
LIFE INSURANCE--0.51%
     2,700  American General Corp. .................................................       95,175
       800  Jefferson-Pilot Corp. ..................................................       50,300
     1,400  Providian Corp. ........................................................       53,725
     1,000  Transamerica Corp. .....................................................       68,000
                                                                                      -----------
                                                                                          267,200
                                                                                      -----------
LIQUOR--0.73%
     3,200  Anheuser-Busch Companies, Inc. .........................................      182,800
       700  Brown-Forman Class B ...................................................       25,900
     4,700  Seagram Co. Ltd. .......................................................      173,900
                                                                                      -----------
                                                                                          382,600
                                                                                      -----------
MEDIA--2.60%
     2,000  Capital Cities/ABC......................................................      230,000
       900  CBS, Inc. ..............................................................       71,775
     2,700  Comcast Special Class A.................................................       57,712
     6,600  Disney (Walt) & Co. ....................................................      370,425
       100  King World Production, Inc.*............................................        3,800
     1,850  Liberty Media Group*....................................................       49,141
     7,400  Telecommunications, Inc. ...............................................      136,900
     4,800  Time Warner, Inc. ......................................................      202,200
       900  Tribune Co., New........................................................       60,300

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

MEDIA--(concluded)
     3,749  Viacom, Inc. Class B*...................................................  $   182,295
                                                                                      -----------
                                                                                        1,364,548
                                                                                      -----------
MISCELLANEOUS FINANCE--2.03%
     6,200  American Express Co. ...................................................      250,325
       800  Beneficial Corp. .......................................................       39,300
     2,164  Dean Witter Discover & Co. .............................................      110,364
     2,300  Federal Home Loan Mortgage Corp. .......................................      147,775
     1,300  Household International, Inc. ..........................................       72,963
     2,000  MBNA Corp. .............................................................       71,000
     2,200  Merrill Lynch & Co., Inc. ..............................................      126,775
     1,400  Salomon, Inc. ..........................................................       53,725
     4,106  Travelers Goup, Inc. ...................................................      197,088
                                                                                      -----------
                                                                                        1,069,315
                                                                                      -----------
MISCELLANEOUS MINING/METALS--0.37%
       700  Asarco, Inc. ...........................................................       22,662
     1,400  Cyprus Amax Minerals*...................................................       39,200
     1,700  Inco Ltd. ..............................................................       59,500
     1,000  Phelps Dodge Corp. .....................................................       63,375
       500  Teledyne, Inc. .........................................................       11,875
                                                                                      -----------
                                                                                          196,612
                                                                                      -----------
MORTGAGE FINANCE--0.64%
     3,500  Federal National Mortgage Association...................................      333,813
                                                                                      -----------
MOTOR VEHICLE--2.43%
     4,800  Chrysler Corp. .........................................................      258,600
     1,500  DANA Corp. .............................................................       44,812
       900  Echlin, Inc. ...........................................................       31,050
    12,200  Ford Motor Co. .........................................................      373,625
     9,500  General Motors Corp. ...................................................      446,500
     1,800  Honeywell, Inc. ........................................................       78,750
       700  Navistar International Corp. New*.......................................        9,100
       665  Paccar, Inc. ...........................................................       32,918
                                                                                      -----------
                                                                                        1,275,355
                                                                                      -----------
OIL REFINERIES/DISTRIBUTORS--2.79%
     1,300  Amerada Hess Corp. .....................................................       61,587
     6,200  Amoco Corp. ............................................................      395,250
     1,500  Coastal Corp. ..........................................................       49,125
     6,700  Royal Dutch Petroleum Co. ..............................................      798,975
       992  Sun Co., Inc. ..........................................................       26,412
     4,000  USX-Marathon Electric Group.............................................       82,500
     1,400  Williams Companies, Inc. ...............................................       51,275
                                                                                      -----------
                                                                                        1,465,124
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

OIL SERVICE--0.66%
     1,900  Baker Hughes, Inc. .....................................................  $    42,750
     1,600  Haliburton Co. .........................................................       67,800
       600  Rowan Cos., Inc.*.......................................................        4,875
     3,000  Schlumberger Ltd........................................................      193,500
       800  Western Atlas, Inc.*....................................................       36,300
                                                                                      -----------
                                                                                          345,225
                                                                                      -----------
OTHER INSURANCE--2.93%
     1,500  Aetna Life and Casualty Co. ............................................      102,375
     4,542  Allstate Corp. .........................................................      153,876
     6,000  American International Group, Inc. .....................................      483,750
     1,100  Chubb Corp. ............................................................      100,375
     1,000  Cigna Corp. ............................................................       96,750
     1,100  General Re Corp. .......................................................      163,488
     1,400  ITT Corp. ..............................................................      167,475
     1,300  Lincoln National Corp. .................................................       55,900
       900  Safeco Corp. ...........................................................       58,162
     1,000  St. Paul Companies, Inc. ...............................................       54,250
     1,050  Torchmark Corp. ........................................................       42,000
     1,000  U.N.U.M. Corp...........................................................       48,000
       800  USF&G Corp. ............................................................       14,500
                                                                                      -----------
                                                                                        1,540,901
                                                                                      -----------
PAPER--2.18%
       800  Alco Standard Corp. ....................................................       64,400
       300  Boise Cascade Corp. ....................................................       12,863
     1,300  Champion International..................................................       73,612
       200  Federal Paper Board.....................................................        7,925
     1,200  Georgia-Pacific Corp. ..................................................      108,000
     1,600  International Paper.....................................................      131,000
     1,200  James River Corp. ......................................................       41,700
     2,000  Kimberly Clark Corp. ...................................................      127,750
       800  Mead Corp. .............................................................       49,100
     2,000  Scott Paper Co. ........................................................       92,750
     1,320  Stone Container Corp.*..................................................       28,710
     1,000  Union Camp Corp. .......................................................       56,875
     1,000  Westvaco Corp. .........................................................       44,125
     2,600  Weyerhaeuser Co. .......................................................      119,600
     6,300  WMX Technologies, Inc. .................................................      185,063
                                                                                      -----------
                                                                                        1,143,473
                                                                                      -----------
PHOTO/OPTICALS--0.52%
     4,400  Eastman Kodak Co. ......................................................      253,550
       400  Polaroid Corp. .........................................................       17,450
                                                                                      -----------
                                                                                          271,000
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

POLLUTION CONTROL--0.22%
     2,900  Browning-Ferris Industries, Inc. .......................................  $    97,512
     1,900  Laidlaw, Inc., Class B..................................................       17,100
                                                                                      -----------
                                                                                          114,612
                                                                                      -----------
PRECIOUS METALS--0.57%
     4,600  Barrick Gold Corp. .....................................................      116,725
       900  Echo Bay Mines..........................................................        9,338
     2,100  Homestake Mining Co. ...................................................       34,650
     1,221  Newmont Mining Corp.....................................................       53,113
     3,300  Placer Dome, Inc. ......................................................       86,213
                                                                                      -----------
                                                                                          300,039
                                                                                      -----------
PRODUCERS' GOODS--6.85%
     2,500  American Brands, Inc. ..................................................      105,000
     1,000  Applied Materials, Inc.*................................................      104,000
     2,600  Caterpillar, Inc. ......................................................      174,525
       300  Cincinnati Milacron, Inc. ..............................................        9,937
     1,600  Cooper Industries, Inc. ................................................       60,800
       700  Cummins Engine Co.......................................................       27,475
     1,200  Deere & Co. ............................................................      102,600
       900  Dover Corp. ............................................................       71,775
     2,600  Dresser Industries, Inc. ...............................................       62,400
     1,500  DSC Communications Corp.*...............................................       78,750
     1,100  Eaton Corp. ............................................................       59,538
     2,900  Emerson Electric Co. ...................................................      206,987
    21,100  General Electric Co. ...................................................    1,242,263
       200  General Signal Corp. ...................................................        7,100
     1,800  Genuine Parts and Co. ..................................................       70,875
       200  Giddings & Lewis........................................................        3,275
       800  Grainger W W, Inc. .....................................................       47,600
       300  Harnischfeger Industries, Inc. .........................................       11,025
     1,600  Illinois Tool Works.....................................................       98,000
     1,500  Ingersoll-Rand..........................................................       56,812
       700  Johnson Controls, Inc. .................................................       42,613
     1,200  Mallinckrodt Group, Inc. ...............................................       45,150
       400  McDermott International, Inc. ..........................................        9,100
     5,200  Minnesota Mining & Manufacturing Co. ...................................      284,050
       300  Owens-Corning Fiberglass................................................       11,775
     1,766  Pall Corp. .............................................................       38,631
     1,200  Parker-Hannifin Corp. ..................................................       47,550
       200  Perkin Elmer Corp. .....................................................        6,825
       300  Raychem Corp. ..........................................................       13,163

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

PRODUCERS' GOODS--(concluded)
       800  Stanley Works...........................................................  $    35,400
       700  Tellabs, Inc.*..........................................................       32,725
     2,400  Tenneco, Inc. ..........................................................      116,400
     1,200  Textron, Inc. ..........................................................       82,200
       200  Timken Co...............................................................        9,025
       200  Trinova Corp. ..........................................................        7,350
       900  TRW, Inc. ..............................................................       70,087
     1,600  United Technologies Corp. ..............................................      133,400
       300  Varity Corp.*...........................................................       13,650
                                                                                      -----------
                                                                                        3,599,831
                                                                                      -----------
PUBLISHING--0.77%
     1,100  American Greetings Class A..............................................       33,825
     2,000  Donnelley (RR) & Sons Co. ..............................................       76,000
     1,800  Gannett Co. ............................................................       96,300
       700  Knight Ridder, Inc. ....................................................       39,375
       700  McGraw-Hill Companies, Inc. ............................................       55,125
     1,600  Moore Corp. Ltd. .......................................................       33,400
     1,500  New York Times Co. Class A..............................................       37,313
     1,100  Times Mirror Co. .......................................................       33,687
                                                                                      -----------
                                                                                          405,025
                                                                                      -----------
RAILROAD--1.17%
     1,100  Burlington Northern.....................................................       76,175
     1,100  Conrail Inc. ...........................................................       73,975
     1,300  CSX Corp. ..............................................................      107,250
     1,700  Norfolk Southern Corp. .................................................      120,275
       700  Santa Fe Pacific Gold Co.*..............................................        8,488
     2,000  Santa Fe Southern Pacific...............................................       56,750
     2,600  Union Pacific Corp. ....................................................      170,300
                                                                                      -----------
                                                                                          613,213
                                                                                      -----------
REAL PROPERTY--0.02%
       200  Kaufman & Broad Home*...................................................        2,675
       200  Pulte Corp. ............................................................        5,400
                                                                                      -----------
                                                                                            8,075
                                                                                      -----------
RETAIL--5.28%
     3,400  Albertson's, Inc. ......................................................      108,375
     2,100  American Stores Co. ....................................................       61,687
       600  Charming Shoppes, Inc. .................................................        3,150
     1,300  Circuit City Stores.....................................................       44,850
       900  Dayton Hudson Corp. ....................................................       65,813
     1,500  Dillards Department Stores..............................................       46,312
     1,900  Gap, Inc. ..............................................................       61,038
       200  Giant Food Inc., Class A................................................        6,225
       300  Great Atlantic & Pacific Tea Co. .......................................        8,512
     1,100  Harcourt General, Inc...................................................       45,788

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
  OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

RETAIL--(concluded)
     5,800  Home Depot, Inc. .......................................................  $   231,275
     6,000  K Mart Corporation......................................................       81,750
     1,500  Kroger Co.*.............................................................       48,937
     4,600  Limited, Inc. ..........................................................       85,100
     2,200  Lowe's Companies, Inc. .................................................       73,150
     3,200  May Department Stores Co. ..............................................      135,600
     1,500  Melville Corp. .........................................................       50,063
       600  Mercantile Stores, Inc. ................................................       27,525
     1,100  Nordstrom, Inc. ........................................................       45,375
     2,900  Penney (JC), Inc. ......................................................      131,225
       900  Pep Boys-MM&J...........................................................       24,750
     2,708  Price Costco Inc.*......................................................       45,697
     1,300  Rite Aid Corp. .........................................................       36,400
     4,899  Sears, Roebuck & Co. ...................................................      158,622
     1,200  Super Value Stores, Inc. ...............................................       35,550
     2,600  Sysco Corp. ............................................................       74,750
       900  Tandy Corp. ............................................................       55,913
       400  TJX Cos. ...............................................................        5,000
     3,600  Toys R Us, Inc.*........................................................       93,600
     3,300  Walgreen Co. ...........................................................       80,850
    28,800  Wal Mart Stores, Inc. ..................................................      709,200
     1,100  Winn Dixie Stores, Inc. ................................................       65,450
     2,000  Woolworth, F.W. & Co. ..................................................       26,750
                                                                                      -----------
                                                                                        2,774,282
                                                                                      -----------
SERVICES (CONSUMER NON-CYCLICAL)--3.98%
       300  Alexander & Alexander Services..........................................        6,938
       700  Autodesk, Inc. .........................................................       32,287
     2,000  Automatic Data Processing...............................................      130,000
     1,500  Block (H & R) Inc. .....................................................       58,500
       300  Ceridian Corp.*.........................................................       13,125
     2,100  Computer Associates International, Inc. ................................      145,950
       800  Computer Sciences*......................................................       48,200
     1,650  CUC International Inc.*.................................................       56,306
     1,300  De Luxe Corp. ..........................................................       40,625
     1,400  Dow Jones and Co. ......................................................       51,275
     2,200  Dunn & Bradstreet Corp. ................................................      127,325
     1,700  First Data Corp.*.......................................................       99,238
       500  Intergraph Corp.*.......................................................        6,187
     1,200  Interpublic Group.......................................................       46,650
     1,000  Marsh & McLennan Companies..............................................       82,375

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(continued)

SERVICES (CONSUMER NON-CYCLICAL)--(concluded)
     7,400  Microsoft Corp.*........................................................  $   684,500
     4,900  Novell, Inc.*...........................................................       88,200
     5,550  Oracle Systems Corp.*...................................................      222,694
     1,400  Ryder Systems, Inc. ....................................................       33,950
     1,500  Service Corp. International.............................................       52,500
     5,000  Westinghouse Electric Co. ..............................................       68,125
                                                                                      -----------
                                                                                        2,094,950
                                                                                      -----------
SOAP/HARDWARE--1.53%
       800  Clorox Co. .............................................................       54,100
     1,800  Colgate-Palmolive Co. ..................................................      122,400
     3,100  Corning Inc. ...........................................................      101,138
     1,400  Dial Corp. .............................................................       33,600
     5,600  Gillette Co. ...........................................................      233,800
     1,500  International Flavors and Fragrances....................................       71,812
     2,200  Newell Co. .............................................................       55,000
     1,300  Ralston-Ralston Purina G................................................       67,600
     2,200  Rubbermaid, Inc. .......................................................       65,450
                                                                                      -----------
                                                                                          804,900
                                                                                      -----------
THRIFT INSTITUTIONS--0.22%
     1,700  Ahmanson H.F. and Co. ..................................................       40,375
       800  Golden West Financial...................................................       38,200
     1,700  Great Western Financial Corp. ..........................................       39,737
                                                                                      -----------
                                                                                          118,312
                                                                                      -----------
TIRE & RUBBER--0.22%
     1,300  Cooper Tire & Rubber....................................................       33,800
     2,000  Goodyear Tire & Rubber..................................................       80,000
                                                                                      -----------
                                                                                          113,800
                                                                                      -----------
TOBACCO--0.01%
       200  Nabisco (RJR) Holdings Corp. ...........................................        5,725
                                                                                      -----------
TRUCKING/FREIGHT--0.05%
       500  Roadway Services........................................................       27,500
                                                                                      -----------
UTILITIES-ELECTRIC--3.60%
     2,300  American Electric Power, Inc. ..........................................       78,488
     2,100  Baltimore Gas & Electric................................................       55,125
     2,100  Carolina Power and Light................................................       64,312
     2,500  Central & South West Corp. .............................................       61,250
     2,025  Cinergy Corp. ..........................................................       51,891
     3,100  Consolidated Edison Company of N.Y. ....................................       87,575
     2,000  Detroit Edison..........................................................       61,250
     2,100  Dominion Resources......................................................       75,862

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (continued)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                  VALUE
--------                                                                              -----------
COMMON STOCKS--(concluded)
UTILITIES-ELECTRIC--(concluded)
     2,500  Duke Power..............................................................  $   101,563
     3,000  Entergy Corp. ..........................................................       72,000
     2,300  FPL Group...............................................................       89,412
     1,600  General Public Utilities................................................       45,800
     1,600  Houston Industries, Inc. ...............................................       67,800
     2,600  Niagara Mohawk Power Corp. .............................................       31,200
     1,000  Northern States Power Co. ..............................................       42,625
     2,300  Ohio Edison.............................................................       49,738
     5,300  Pacific Gas & Electric Co. .............................................      152,375
     3,700  PacifiCorp..............................................................       67,063
     2,800  Peco Energy Co.*........................................................       74,550
     3,100  Public Service Enterprise Group.........................................       85,250
     5,600  SCE Corp. ..............................................................       93,100
     7,400  Southern Co. ...........................................................      156,325
     2,900  Texas Utilities Co. ....................................................      100,775
     2,800  Unicom Corp. ...........................................................       78,750
     1,400  Union Electric Co. .....................................................       49,875
                                                                                      -----------
                                                                                        1,893,954
                                                                                      -----------
UTILITIES-GAS--0.59%
       400  Columbia Gas System, Inc.*..............................................       14,100
     1,400  Consolidated Natural Gas Co. ...........................................       54,075
     3,300  Enron Corp. ............................................................      110,963
       300  Enserch Corp. ..........................................................        4,912
     1,300  Pacific Enterprises.....................................................       31,200
     2,100  Panhandle Eastern.......................................................       52,500
     1,300  Sonat, Inc. ............................................................       41,275
                                                                                      -----------
                                                                                          309,025
                                                                                      -----------
UTILITIES-TELEPHONE & TELEGRAPH--8.33%
     6,600  Airtouch Communications*................................................      214,500
     2,700  Alltel Corp. ...........................................................       76,275
     7,000  Ameritech Corp. ........................................................      358,750
    19,800  AT&T Corp. .............................................................    1,118,700
     5,500  Bell Atlantic Corp. ....................................................      328,625
     6,200  Bellsouth Corp. ........................................................      426,250
    12,100  GTE Corp. ..............................................................      443,163
     8,800  MCI Communications Corp. ...............................................      211,750
     5,500  NYNEX Corp. ............................................................      247,500
     5,600  Pacific Telesis Group...................................................      158,900
     7,700  SBC Communications, Inc.................................................      389,813
     4,000  Sprint Corp. ...........................................................      142,000
     6,000  U.S. West, Inc. ........................................................      261,000
                                                                                      -----------
                                                                                        4,377,226
                                                                                      -----------

Total Common Stocks (cost-$42,624,341)..............................................   52,132,963
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio of Investments (concluded)

August 31, 1995
--------------------------------------------------------------------------------

 NUMBER
   OF
 SHARES                                                                                 VALUE
--------                                                                             ------------
NON-CONVERTIBLE PREFERRED STOCK--0.00%
MISCELLANEOUS MINING/METALS
       11   Teledyne, Inc. (cost-$75)..............................................  $       162
                                                                                     -----------

REPURCHASE AGREEMENT--0.90%

PRINCIPAL
  AMOUNT                                                 MATURITY        INTEREST
  (000)                                                    DATE            RATE
---------                                              -------------   ------------
     $471    Repurchase Agreement dated 08/31/95,
               with Citicorp Securities, Inc.,
               collateralized by $440,000 U.S.
               Treasury Notes, 8.500% due
               02/15/00; proceeds:
               $471,076 (cost-$471,000)................   09/01/95         5.800%        471,000
                                                                                     -----------
Total Investments (cost-$43,095,416)--100.09%..........                               52,604,125
Liabilities in excess of other assets--(0.09)%.........                                  (48,721)
                                                                                     -----------
Net Assets--100.00%....................................                              $52,555,404
                                                                                     -----------
                                                                                     -----------

------------
* Non-income producing security




                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities

August 31, 1995
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (cost-$43,095,416).......................   $52,604,125
   Dividends and interest receivable............................................       152,444
   Receivable for shares of beneficial interest sold............................        58,741
   Other assets.................................................................       115,418
                                                                                   -----------
      Total assets..............................................................    52,930,728
                                                                                   -----------

LIABILITIES
   Payable for shares of beneficial interest repurchased........................       203,323
   Payable to affiliate.........................................................        63,801
   Accrued expenses and other liabilities.......................................       108,200
                                                                                   -----------
      Total liabilities.........................................................       375,324
                                                                                   -----------

NET ASSETS
   Beneficial interest shares of $0.001 par value outstanding (unlimited amount
   authorized)..................................................................    39,667,808
   Accumulated overdistribution of net investment income........................       (55,725)
   Accumulated net realized gains from investment transactions..................     3,434,612
   Net unrealized appreciation of investments...................................     9,508,709
                                                                                   -----------
      Net assets................................................................   $52,555,404
                                                                                   -----------
                                                                                   -----------
CLASS A:
   Net assets...................................................................   $ 1,944,057
                                                                                   -----------
   Shares outstanding...........................................................       130,810
                                                                                   -----------
   Net asset value and redemption value per share...............................        $14.86
                                                                                   -----------
                                                                                   -----------
   Maximum offering price per share (net asset value plus sales charge of 4.50%
     of offering price).........................................................        $15.56
                                                                                   -----------
                                                                                   -----------
CLASS B:
   Net assets...................................................................   $48,105,260
                                                                                   -----------
   Shares outstanding...........................................................     3,234,658
                                                                                   -----------
   Net asset value and offering price per share.................................        $14.87
                                                                                   -----------
                                                                                   -----------
CLASS C:
   Net assets...................................................................    $2,506,087
                                                                                   -----------
   Shares outstanding...........................................................       168,374
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $14.88
                                                                                   -----------
                                                                                   -----------



                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------
Statement of Operations

For The Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends.....................................................................   $1,429,015
   Interest......................................................................      284,257
                                                                                    ----------
                                                                                     1,713,272
                                                                                    ----------
EXPENSES:
   Investment advisory and administration........................................      279,950
   Service-Class A...............................................................        4,345
   Service and distribution fees-Class B.........................................      512,944
   Custody and accounting........................................................      173,296
   Amortization of organizational expenses.......................................       51,556
   Transfer agency...............................................................       45,088
   Legal and audit...............................................................       37,705
   Reports and notices to shareholders...........................................       31,001
   Federal and state registration................................................       27,192
   Trustees' fees................................................................       10,000
   Other expenses................................................................       18,338
                                                                                    ----------
                                                                                     1,191,415
                                                                                    ----------
NET INVESTMENT INCOME............................................................      521,857
                                                                                    ----------
REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES:
   Net realized gains from investment transactions...............................    4,134,795
   Net change in unrealized appreciation/depreciation of investments.............    3,525,426
                                                                                    ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES.....................    7,660,221
                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................   $8,182,078
                                                                                    ----------
                                                                                    ----------



                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                               For the Year
                                                                             Ended August 31,
                                                                       ----------------------------
                                                                           1995            1994
                                                                       ------------    ------------
FROM OPERATIONS:
   Net investment income............................................   $    521,857    $    933,357
   Net realized gains from investment transactions..................      4,134,795       3,552,185
   Net change in unrealized appreciation/depreciation of
     investments....................................................      3,525,426      (3,258,058)
                                                                       ------------    ------------
   Net increase in net assets resulting from operations.............      8,182,078       1,227,484
                                                                       ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income--Class A...................................        (28,999)        (54,405)
   Net investment income--Class B...................................       (477,902)       (877,002)
   Net investment income--Class C...................................        (61,587)        (80,425)
   Net realized gains from investment transactions--Class A.........       (119,229)        (12,343)
   Net realized gains from investment transactions--Class B.........     (3,841,032)       (340,008)
   Net realized gains from investment transactions--Class C.........       (244,263)        (14,210)
                                                                       ------------    ------------
   Total dividends and distributions to shareholders................     (4,773,012)     (1,378,393)
                                                                       ------------    ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from the sale of shares.............................      4,589,510      33,604,534
   Cost of shares repurchased.......................................    (28,817,534)    (80,315,061)
   Proceeds from dividends reinvested...............................      4,723,579       1,365,790
                                                                       ------------    ------------
   Net decrease in net assets from beneficial interest
     transactions...................................................    (19,504,445)    (45,344,737)
                                                                       ------------    ------------
   Net decrease in net assets.......................................    (16,095,379)    (45,495,646)

NET ASSETS:
   Beginning of period..............................................     68,650,783     114,146,429
                                                                       ------------    ------------
   End of period (including undistributed net investment income of
     $137,243 at August 31, 1994)...................................   $ 52,555,404    $ 68,650,783
                                                                       ------------    ------------
                                                                       ------------    ------------



                See accompanying notes to financial statements.

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Notes to Financial Statements

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund (formerly Kidder, Peabody Asset Allocation Fund) (the "Fund") is a series of Mitchell Hutchins/Kidder, Peabody Investment Trust (formerly Kidder, Peabody Investment Trust) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company.

    Organizational Matters--On May 10, 1993 the Fund adopted the Choice Pricing SystemSM. The Fund offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure and ongoing service and distribution charges. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service/distribution plan.

    Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Huntchins"), a wholly owned subsidiary of PaineWebber and investment adviser and administrator of the Fund, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the Fund's board of trustees determines that this does not represent fair value.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued intrest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

    Income, expenses (excluding class-specific expenses), realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Notes to Financial Statements--(continued)

--------------------------------------------------------------------------------

(after adjusting for current capital share activity of the respective classses). Class specific expenses are charged directly to the applicable class of shares.

    Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss, until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

    Using financial futures contracts involves various market risks. The Fund is subject to a number of guidelines which attempt to reduce this risk by seeking to ensure that financial futures contracts are used solely for hedging purposes and not for leverage. However, imperfect correlations between futures and the instruments being hedged or market disruptions do not normally permit full control of these risks at all times. At August 31, 1995, there were no open futures contracts.

    Federal Tax Status--The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's investment adviser and administrator receives compensation from the Fund accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets on assets up to, but not including $250 million and 0.45% thereafter.

    At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of Mitchell Hutchins as investment adviser and administrator of the Fund. The Fund pays

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Notes to Financial Statements--(continued)

--------------------------------------------------------------------------------

the same fee for investment advisory and administration service to Mitchell Hutchins as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), as described in the Fund's prospectus. Mitchell Hutchins continues to manage the Fund in accordance with the Fund's investment objectives, policies and restrictions as stated in the Prospectus. At August 31, 1995, the Fund owed fees to Mitchell Hutchins in the amount of $22,398 for investment advisory and administration fees.

    Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent General Electric and Paine Webber Group Inc. That period commenced February 13, 1995 and ended on April 13, 1995.

    In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended August 31, 1995, no reimbursements were required pursuant to the above limitation for the Fund.

DISTRIBUTION PLANS

    Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A and Class B shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A and Class B shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B shares. At August 31, 1995, the Fund owed Mitchell Hutchins $41,403 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B shares. For the year ended August 31, 1995, Kidder Peabody and Mitchell Hutchins earned approximately $2,000 and $17,000, respectively, in initial sales charges on Class A Shares.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at August 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Notes to Financial Statements--(concluded)

--------------------------------------------------------------------------------

    At August 31, 1995, the components of the net unrealized appreciation of investments were as follows:

     Gross appreciation (investments having an excess of value over
       cost).......................................................   $10,235,962
     Gross depreciation (investments having an excess of cost over
       value)......................................................      (727,253)
                                                                      -----------
     Net unrealized appreciation of investments....................   $ 9,508,709
                                                                      -----------
                                                                      -----------

    For the year ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

     Purchases.....................................................   $29,951,422
     Sales.........................................................   $56,597,335

BENEFICIAL INTEREST

    There is an unlimited amount of $0.001 par value of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      CLASS A                 CLASS B                  CLASS C
                               ---------------------  ------------------------  ---------------------
                                SHARES     AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                               --------  -----------  ----------  ------------  --------  -----------
Year ended August 31, 1995:
    Shares sold...............   30,699  $   417,600     240,419  $  3,374,974    58,954  $   796,936
    Shares repurchased........  (42,560)    (569,663) (1,923,810)  (25,667,593) (196,048)  (2,580,278)
    Dividends reinvested......   11,959      148,029     347,832     4,275,686    24,214      299,864
                               --------  -----------  ----------  ------------  --------  -----------
Net increase (decrease).......       98  $    (4,034) (1,335,559) $(18,016,933) (112,880) $(1,483,478)
                               --------  -----------  ----------  ------------  --------  -----------
                               --------  -----------  ----------  ------------  --------  -----------
Year ended August 31, 1994:
    Shares sold...............  114,149  $ 1,535,843   2,174,958  $ 29,437,554   195,175  $ 2,631,137
    Shares repurchased........ (210,808)  (2,777,286) (5,680,673)  (75,259,158) (170,866)  (2,278,617)
    Dividends reinvested......    4,593       61,769      89,768     1,210,049     6,985       93,972
                               --------  -----------  ----------  ------------  --------  -----------
Net increase (decrease).......  (92,066) $(1,179,674) (3,415,947) $(44,611,555)   31,294  $   446,492
                               --------  -----------  ----------  ------------  --------  -----------
                               --------  -----------  ----------  ------------  --------  -----------

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               CLASS A
                                                                 -----------------------------------
                                                                   FOR THE YEAR       FOR THE PERIOD
                                                                       ENDED          MAY 10, 1993+
                                                                    AUGUST 31,        TO AUGUST 31,
                                                                 -----------------
                                                                 1995**      1994          1993
                                                                 -------    ------    --------------
Net asset value, beginning of period..........................   $ 13.78    $13.50        $12.90
                                                                 -------    ------        ------

Net investment income.........................................      0.22      0.24          0.08

Net realized and unrealized gains from investment
 transactions.................................................      2.05      0.32          0.59
                                                                 -------    ------        ------
Net increase from investment operations.......................      2.27      0.56          0.67
                                                                 -------    ------        ------

Dividends from net investment income..........................     (0.22)    (0.24)        (0.07)

Distributions from net realized gains from
 investment transactions......................................     (0.97)    (0.04)         --
                                                                 -------    ------        ------
Total dividends and distributions to shareholders.............     (1.19)    (0.28)        (0.07)
                                                                 -------    ------        ------
Net asset value, end of period................................   $ 14.86    $13.78        $13.50
                                                                 -------    ------        ------
                                                                 -------    ------        ------
Total investment return (1)...................................    18.43%     4.21%         5.17%
                                                                 -------    ------        ------
                                                                 -------    ------        ------
Ratios and supplemental data:

 Net assets, end of period (000's)............................   $ 1,944    $1,801        $3,007

 Ratio of expenses to average net assets......................     1.46%     1.13%         1.06%*

 Ratio of net investment income to average net assets.........     1.60%     1.64%         1.71%*

 Portfolio turnover...........................................    53.02%     4.17%         0.42%

------------
  + Commencement of offering of shares.

  * Annualized

 ** Investment advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management, Inc. to Mitchell Hutchins on February 13, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                      CLASS B                                          CLASS C
---------------------------------------------------     -------------------------------------
          FOR THE YEAR               FOR THE PERIOD        FOR THE YEAR        FOR THE PERIOD
             ENDED                   JULY 22, 1992+           ENDED            MAY 10, 1993+
           AUGUST 31,                TO AUGUST 31,          AUGUST 31,         TO AUGUST 31,
--------------------------------                        ------------------
1995**       1994         1993            1992          1995**       1994           1993
-------     -------     --------     --------------     -------     ------     --------------
$ 13.78     $ 13.49     $  12.12        $  12.00        $ 13.79     $13.52        $  12.90
-------     -------     --------         -------        -------     ------          ------

   0.12        0.13         0.18            0.03           0.23       0.25            0.09

   2.06        0.33         1.34            0.09           2.09       0.33            0.60
-------     -------     --------         -------        -------     ------          ------
   2.18        0.46         1.52            0.12           2.32       0.58            0.69
-------     -------     --------         -------        -------     ------          ------

  (0.12)      (0.13)       (0.15)          --             (0.26)     (0.27)          (0.07)

  (0.97)      (0.04)       --              --             (0.97)     (0.04)           --
-------     -------     --------         -------        -------     ------          ------
  (1.09)      (0.17)       (0.15)          --             (1.23)     (0.31)          (0.07)
-------     -------     --------         -------        -------     ------          ------
$ 14.87     $ 13.78     $  13.49        $  12.12        $ 14.88     $13.79        $  13.52
-------     -------     --------         -------        -------     ------          ------
-------     -------     --------         -------        -------     ------          ------
 17.57%       3.46%       12.61%           0.98%         18.79%      4.41%           5.30%
-------     -------     --------         -------        -------     ------          ------
-------     -------     --------         -------        -------     ------          ------

$48,105     $62,970     $107,761        $ 50,222        $ 2,506     $3,880        $  3,379

  2.22%       1.88%        1.73%          1.75%*          1.23%      0.88%          0.81%*

  0.86%       0.89%        1.04%          2.42%*          1.86%      1.90%          1.96%*

 53.02%       4.17%        0.42%           0.00%         53.02%      4.17%           0.42%

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund

    We have audited the accompanying statement of assets and liabilities of Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund, including the portfolio of investments, as of August 31, 1995, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1994 and the financial highlights for each of the three years in the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on that statement and financial highlights.

    We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund at August 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


                                              /s/ Ernst & Young LLP



New York, New York
October 23, 1995

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Tax Information

--------------------------------------------------------------------------------

    We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1995) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year are taxable and are derived from the following sources:

PER SHARE DATA:                                                   CLASS A    CLASS B    CLASS C
---------------------------------------------------------------   -------    -------    -------
Net investment income*.........................................   $  0.22    $  0.12    $  0.26
Long-term capital gains........................................      0.97       0.97       0.97
Percentage of ordinary income dividends qualifying for the
  dividends received deduction available to corporate
  shareholders.................................................       100%       100%       100%

------------
* Taxable as ordinary income

    Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

    Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Shareholder Information

--------------------------------------------------------------------------------

A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund ("Fund"), a series of Mitchell Hutchins, Kidder Peabody Investment Trust ("Trust") was held on April 13, 1995. At the meeting, David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified. The Trust was composed of several series, each of which was a separate fund. Each series of the Trust voted separately on all matters being considered by the series, except for the election of trustees and ratification or rejection of the Trust's independent accountants, as to which the shares of all series of the Trust voted together as a single class.

The votes were as follows:

                                            ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
                                         (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN PARENTHESIS)
                                         -------------------------------------------------------
                                                     SHARES                      SHARES
                                                   VOTED FOR               WITHHOLD AUTHORITY
                                                   ---------               ------------------
David J. Beaubien.....................     20,990,961    (2,291,047)      773,340    (90,308)
William W. Hewitt, Jr.................     20,990,961    (2,291,047)      773,340    (90,308)
Thomas R. Jordan......................     20,990,961    (2,291,047)      773,340    (90,308)
Frank P.L. Minard.....................     20,990,961    (2,291,047)      773,340    (90,308)
Carl W. Schafer.......................     20,990,961    (2,291,047)      773,340    (90,308)


                                           ALL SHARES OF THE TRUST VOTING AS A SINGLE CLASS
                                       (VOTES OF THE FUND'S SHAREHOLDERS NOTED IN PARENTHESIS)
                                 --------------------------------------------------------------------
                                          SHARES                   SHARES                SHARES
                                        VOTED FOR              VOTED AGAINST       WITHHOLD AUTHORITY
                                 ------------------------    ------------------    ------------------
Ratification of the selection
  of Deloitte & Touche LLP....   20,423,671    (2,220,129)   544,111    (61,655)   796,520    (99,572)

    On July 20, 1995, the Board of Directors appointed Ernst & Young LLP as the Fund's independent auditors.

Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund
--------------------------------------------------------------------------------

Shareholder Information--(concluded)

--------------------------------------------------------------------------------

    In addition the following agreements were approved for the Fund:

        (1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM").

        The votes were as follows:

ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
-----------------------------------------------
                   SHARES          SHARES
  SHARES           VOTED          WITHHOLD
VOTED FOR         AGAINST        AUTHORITY
---------         -------        ---------
2,186,671         88,845         105,839

        (2) A new investment advisory and administration agreement with Mitchell Hutchins containing the same fees and substantially similar terms and conditions as its previous investment advisory agreement with KPAM.

        The votes were as follows:

ALL SHARES OF THE FUND VOTING AS A SINGLE CLASS
-----------------------------------------------
                   SHARES          SHARES
  SHARES           VOTED          WITHHOLD
VOTED FOR         AGAINST        AUTHORITY
---------         -------        ---------
2,205,907         69,460         105,987

    Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                         ---------------------------------------

                                         DIRECTORS
                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Frank P.L. Minard
                                         Carl W. Schafer

                                         ---------------------------------------

                                         OFFICERS
                                         Margo N. Alexander
                                         President

                                         T. Kirkham Barneby
                                         Vice President

                                         Victoria E. Schonfeld
                                         Vice President

                                         Dianne E. O'Donnell
                                         Vice President and Secretary

                                         Julian F. Sluyters
                                         Vice President and Treasurer

                                         ---------------------------------------

                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR AND
                                         DISTRIBUTOR
                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019

                                         ---------------------------------------

                                         A Prospectus containing more complete
                                         information for any of the funds listed
                                         on the back cover can be obtained from
                                         a PaineWebber investment executive or
                                         correspondent firm. Read the prospectus
                                         carefully before investing.

                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Fund unless accompanied or
                                         preceded by an effective prospectus.